Consolidated Statements of Financial Positions - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 14,707	$ 10,846
Restricted cash	12,948	7,481
Investments in financial assets	14,222	7,892
Trade receivables	6,441	1,547
Other receivables	63	74
Prepaid expenses and deposits	2,132	529
TOTAL CURRENT ASSETS	50,513	28,369
NON-CURRENT ASSETS
Intangible assets	3,442	3,708
Goodwill	8,993	10,262
Property and equipment	1,600	1,350
Right-of-use assets		73
TOTAL NON-CURRENT ASSETS	14,035	15,393
TOTAL ASSETS	64,548	43,762
CURRENT LIABILITIES
Accounts payable	571	474
Accrued liabilities	13,374	11,866
Customer deposits	12,948	7,481
Other payables	302	1,188
Lease liabilities		96
TOTAL CURRENT LIABILITIES	27,195	21,105
NON-CURRENT LIABILITIES
Warrants outstanding	269	242
TOTAL NON-CURRENT LIABILITIES	269	242
TOTAL LIABILITIES	27,464	21,347
EQUITY ATTRIBUTABLE TO OWNERS
Share premium	62,567	63,204
Stock-based compensation reserves	52,937	25,083
Deficit	(78,205)	(50,704)
Other reserves	(167)	(469)
Treasury stock, at cost	(257)	(14,962)
EQUITY ATTRIBUTABLE TO OWNERS	36,875	22,152
Non-controlling interests	209	263
TOTAL EQUITY	37,084	22,415
TOTAL LIABILITIES AND EQUITY	$ 64,548	$ 43,762